2. Summary of Significant Accounting Policies (Details - Contract Assets and Liabilities) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Contract assets	$ 587,932	$ 545,662
Contract liabilities	967,053	627,082
Animation Contracts [Member]
Contract assets	525,709	513,388
Contract liabilities	410,709	51,054
Web Filtering Contract [Member]
Contract assets	54,886	24,937
Contract liabilities	544,844	564,528
Other Contracts [Member]
Contract assets	7,337	7,337
Contract liabilities	$ 11,500	$ 11,500